Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
DisclosureOfCashAndCashEquivalentsExplanatory [Abstract]
Cash and cash equivalents
Note 9	Cash and cash equivalents

9.1	Types of cash and cash equivalents

As of December 31, 2021, and 2020, cash and cash equivalents are detailed as follows:

Cash	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Cash on hand	44	54
Cash in banks	662,407	244,548
Other demand deposits	-	2,527
Total Cash	662,451	247,129

Cash equivalents	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Short-term deposits, classified as cash equivalents	237,655	51,595
Short-term investments, classified as cash equivalents	614,945	210,378
Total cash equivalents	852,600	261,973
Total cash and cash equivalents	1,515,051	509,102

9.2	Short-term investments, classified as cash equivalents

As of December 31, 2021, and 2020, the short-term investments classified as cash and cash equivalents relate to mutual funds (investment liquidity funds) for investments in:

Institution	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Legg Mason - Western Asset Institutional Cash Reserves	233,648	107,625
JP Morgan US dollar Liquidity Fund Institutional	381,297	102,753
Total	614,945	210,378

Short-term investments are highly liquid mutual funds that are basically invested in short-term fixed rate notes in the U.S. market.
9.3	Information on cash and cash equivalents by currency

As of December 31, 2021, and 2020, information on cash and cash equivalents by currency is detailed as follows:

Currency	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Peso (*)	4,416	7,190
Dollar	1,377,983	454,402
Euro	14,374	17,144
Mexican Peso	1,827	1,378
South African Rand	13,048	14,286
Japanese Yen	1,182	1,646
Peruvian Sol	6	3
Indian rupee	-	6
Chinese Yuan	30,102	11,597
Indonesian rupee	3	3
Pound Sterling	1	19
Australian Dollar	72,107	1,411
South Korean won	-	16
Dirham United Arab Emirates	1	-
Polish Zloty	1	1
Total	1,515,051	509,102

(*) The Company maintains financial derivative instruments policies which allow management to convert term deposits denominated in pesos and UF to Dollars.

9.4	Amount restricted cash balances

The Company has granted a guarantee consisting of financial instruments, specified in deposits, custody and administration to Banco de Chile, for its subsidiary Isapre Norte Grande Ltda., in compliance with the provisions of the Superintendence of Health, which regulates social security health institutions.

According to the regulations of the Superintendence of Health, this guarantee is for the total payable to its affiliates and medical providers. Banco de Chile reports the current value of the guarantee to the Superintendence of Health and Isapre Norte Grande Ltda. on a daily basis.

As of December 31, 2021, and, 2020 pledged assets are as follows

Restricted cash balances	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Isapre Norte Grande Ltda.	622	731
Total	622	731

9.5	Short-term deposits, classified as cash equivalents

The detail at the end of each balance date is as follows:

Receiver of the deposit	Type of deposit	Original Currency	Interest Rate	Placement date	Expiration date	Principal	Interest accrued to-date	As of December 31, 2021
						ThUS$	ThUS$	ThUS$
Others banks	Fixed term	Dollar	0.58%	11-30-2021	02-28-2022	200,000	100	200,100
Banco BCI	Fixed term	Dollar	0.31%	12-24-2021	02-28-2022	1,250	-	1,250
Banco BCI	Fixed term	Dollar	0.36%	12-07-2021	01-14-2022	8,000	2	8,002
Banco BCI	Fixed term	Dollar	0.28%	12-30-2021	01-14-2022	500	-	500
Banco Santander	Fixed term	Dollar	3.12%	12-30-2021	01-06-2022	3,550	2	3,552
Banco Santander	Fixed term	Dollar	0.26%	12-16-2021	01-31-2022	2,500	-	2,500
Banco Santander	Fixed term	Dollar	0.40%	12-27-2021	03-04-2022	1,500	-	1,500
Banco Santander	Fixed term	Dollar	0.40%	12-29-2021	01-27-2022	1,500	-	1,500
Banco Itaú Corpbanca	Fixed term	Dollar	0.30%	12-14-2021	01-07-2022	5,000	1	5,001
Banco Itaú Corpbanca	Fixed term	Dollar	0.37%	12-28-2021	01-24-2022	1,000	-	1,000
Banco Itaú Corpbanca	Fixed term	Dollar	0.34%	12-07-2021	01-28-2022	2,000	-	2,000
Scotiabank Sud Americano	Fixed term	Dollar	0.27%	12-24-2021	02-28-2022	2,750	-	2,750
Scotiabank Sud Americano	Fixed term	Dollar	0.06%	12-17-2021	01-31-2022	3,000	-	3,000
Scotiabank Sud Americano	Fixed term	Dollar	0.07%	12-03-2021	01-18-2022	5,000	-	5,000
Total						237,550	105	237,655

Receiver of the deposit	Type of deposit	Original Currency	Interest Rate	Placement date	Expiration date	Principal	Interest accrued to-date	As of December 31, 2020
						ThUS$	ThUS$	ThUS$
Banco Santander – Santiago	Fixed term	Dollar	0.35%	12-30-2020	03-30-2021	7,000	-	7,000
Scotiabank Sud Americano	Fixed term	Dollar	0.35%	11-30-2020	01-08-2021	1,500	1	1,501
Banco de Chile	Fixed term	Dollar	0.61%	11-30-2020	01-08-2021	2,000	1	2,001
Banco de Chile	Fixed term	Dollar	0.61%	11-30-2020	01-08-2021	3,500	1	3,501
Banco crédito e Inversiones	Fixed term	Dollar	0.46%	12-01-2020	01-15-2021	500	-	500
Scotiabank Sud Americano	Fixed term	Dollar	0.40%	12-01-2020	01-15-2021	500	-	500
Scotiabank Sud Americano	Fixed term	Dollar	0.40%	12-02-2020	01-20-2021	2,500	1	2,501
Banco Santander – Santiago	Fixed term	Dollar	0.50%	12-09-2020	01-25-2021	500	-	500
Scotiabank Sud Americano	Fixed term	Dollar	0.50%	12-09-2020	01-25-2021	1,000	-	1,000
Banco Santander – Santiago	Fixed term	Dollar	0.50%	12-09-2020	01-25-2021	6,000	1	6,001
Banco crédito e Inversiones	Fixed term	Dollar	0.51%	12-09-2020	01-25-2021	6,000	1	6,001
Banco crédito e Inversiones	Fixed term	Dollar	0.26%	12-14-2020	01-29-2021	500	-	500
Banco Estado	Fixed term	Dollar	0.14%	12-14-2020	01-29-2021	1,000	1	1,001
Scotiabank Sud Americano	Fixed term	Dollar	0.40%	12-14-2020	01-29-2021	1,500	-	1,500
Banco de Chile	Fixed term	Dollar	0.56%	12-14-2020	01-29-2021	5,000	1	5,001
Banco Itaú Corpbanca	Fixed term	Dollar	0.68%	12-18-2020	02-01-2021	500	-	500
Banco Itaú Corpbanca	Fixed term	Dollar	0.68%	12-18-2020	02-01-2021	2,000	1	2,001
Banco crédito e Inversiones	Fixed term	Dollar	0.20%	12-23-2020	02-05-2021	2,000	1	2,001
Banco Itaú Corpbanca	Fixed term	Dollar	0.40%	12-24-2020	02-08-2021	1,000	-	1,000
Banco Santander – Santiago	Fixed term	Dollar	0.26%	12-29-2020	01-08-2021	2,500	1	2,501
Banco Santander – Santiago	Fixed term	Dollar	0.15%	12-30-2020	02-12-2021	700	-	700
Banco Itaú Corpbanca	Fixed term	Peso	0.35%	12-29-2020	01-05-2021	3,798	-	3,798
BBVA Banco Francés	Fixed term	Dollar	1.80%	12-31-2020	03-06-2021	86	-	86
Total						51,584	11	51,595